PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Provision For Environmental Liabilities And Asset Retirement Obligations
PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

21.	PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

The balance of provisions for environmental liabilities and asset retirement obligation is as follows:

		Consolidated
	12/31/2023	12/31/2022
Environmental liabilities	176,181	172,574
Asset retirement obligations	842,624	765,083
	1,018,805	937,657

Accounting Policy

The Company recognizes a provision for recovery costs when a loss is probable and the amounts of the related costs are reasonably determined. Generally, the provisioning period for the amount to be used for recovery coincides with the completion of a feasibility study or commitment to a formal action plan.

Expenses related to compliance with environmental regulations are charged to income or capitalized, as appropriate. Capitalization is considered appropriate when expenses refer to items that will continue to benefit the Company and that are basically relevant to the acquisition and installation of equipment for pollution control and/or prevention.

Asset retirement obligations (ARO) consist of cost estimates for decommissioning, demobilization, or restoration of areas at the end of mining activities and extraction of mineral resources. The initial measurement is recognized as a liability discounted to present value and, subsequently, carried to expenses over time. The asset decommissioning cost equivalent to the initial liability is capitalized as part of the asset's carrying amount and is depreciated over the asset's useful life.